Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company’s policy for granting equity awards states:

■	the Compensation Committee is responsible for granting equity-based compensation for employees;
■	the Compensation Committee establishes a fixed dollar value for each grant recipient;
■	the award dates for each grant are five business days following the Company’s applicable quarterly earnings release, unless a different date is approved by the Board;
■

the number of shares/units awarded will be based on the fixed dollar value established by the Compensation Committee divided by the closing price of the Company’s Common Stock on the specified award date and rounded to the nearest multiple of 25 shares, unless otherwise approved by the Board; and

■	any award that does not conform to these policy requirements must be approved by the Board.

It is the Compensation Committee’s general practice to review and approve annual equity grants to eligible employees (including the executive officers) on a pre-determined schedule at its regularly scheduled meeting in the second quarter of each year, which typically occurs in April. At such meeting, the Compensation Committee approves a fixed-dollar value for each equity grant, and the grant date of the approved awards occurs on the fifth business day following the release of the quarterly earnings that occurs after the Compensation Committee’s approval (unless a different date is approved by the

Board). The Compensation Committee does not time the granting of equity awards (including stock option awards) in relation to the release of, or otherwise take into account, material nonpublic information when determining the timing or terms of our equity awards. Instead, the timing of equity awards follows the regular annual compensation cycle in accordance with Company’s policy for granting equity awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.  During the last completed fiscal year, the Company did not grant stock options to any Named Executive Officer.

Award Timing Method

It is the Compensation Committee’s general practice to review and approve annual equity grants to eligible employees (including the executive officers) on a pre-determined schedule at its regularly scheduled meeting in the second quarter of each year, which typically occurs in April. At such meeting, the Compensation Committee approves a fixed-dollar value for each equity grant, and the grant date of the approved awards occurs on the fifth business day following the release of the quarterly earnings that occurs after the Compensation Committee’s approval (unless a different date is approved by the

Board). The Compensation Committee does not time the granting of equity awards (including stock option awards) in relation to the release of, or otherwise take into account, material nonpublic information when determining the timing or terms of our equity awards. Instead, the timing of equity awards follows the regular annual compensation cycle in accordance with Company’s policy for granting equity awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.  During the last completed fiscal year, the Company did not grant stock options to any Named Executive Officer.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not time the granting of equity awards (including stock option awards) in relation to the release of, or otherwise take into account, material nonpublic information when determining the timing or terms of our equity awards. Instead, the timing of equity awards follows the regular annual compensation cycle in accordance with Company’s policy for granting equity awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false